Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2022
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET
7.
LICENSED COPYRIGHTS, NET

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	41,489,049	(33,016,890)	(311,375)	8,160,784
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447
	48,561,239	(40,060,633)	(311,375)	8,189,231
Less: current portion
—Broadcasting rights	8,591,506	(7,662,016)	(26,748)	902,742
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447
	15,663,696	(14,705,759)	(26,748)	931,189
Licensed copyrights—non-current
—Broadcasting rights	32,897,543	(25,354,874)	(284,627)	7,258,042
—Sublicensing rights	—	—	—	—
	32,897,543	(25,354,874)	(284,627)	7,258,042

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	43,217,278	(35,369,335)	(261,256)	7,586,687	1,099,966
—Sublicensing rights	7,399,172	(7,399,172)	—	—	—
	50,616,450	(42,768,507)	(261,256)	7,586,687	1,099,966
Less: current portion
—Broadcasting rights	8,213,434	(7,448,077)	(19,299)	746,058	108,168
—Sublicensing rights	7,399,172	(7,399,172)	—	—	—
	15,612,606	(14,847,249)	(19,299)	746,058	108,168
Licensed copyrights—non-current
—Broadcasting rights	35,003,844	(27,921,258)	(241,957)	6,840,629	991,798
—Sublicensing rights	—	—	—	—	—
	35,003,844	(27,921,258)	(241,957)	6,840,629	991,798

Amortization expense of RMB11,473,222, RMB10,082,541 and RMB7,780,928 (US$1,128,129) for the years ended December 31, 2020, 2021 and 2022, respectively, was recognized as cost of revenues.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Within 1 year	3,028,318	439,065
Between 1 and 2 years	1,525,280	221,145
Between 2 and 3 years	1,067,625	154,791